Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Contributions (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	CAD 134
Pension
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	119
Other post-retirement
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	CAD 15